Earnings Per Share - Summary of Computation of Basic and Diluted Net Income Per Share (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to Cango Inc's shareholders	¥ 390,913,892	$ 56,151,268	¥ 302,692,065	¥ 341,009,811
Series A-2 preferred shares [Member]
Numerator:
Net income attributable to Cango Inc's shareholders | ¥				5,844,580
Less: Allocation of net income to participating securities | ¥				2,905,338
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders | ¥				¥ 2,939,242
Denominator:
Number of shares used for Basic EPS computation				2,180,000
Basic EPS | ¥ / shares				¥ 1.35
Numerator:
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders | ¥				¥ 2,939,242
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders for diluted EPS | ¥				¥ 2,939,242
Denominator: (millions of shares)
Number of shares used for Basic EPS computation				2,180,000
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation				2,180,000
Diluted EPS | ¥ / shares				¥ 1.35
Class A ordinary shares [Member]
Numerator:
Net income attributable to Cango Inc's shareholders	289,646,757	41,605,154	216,674,865
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders	¥ 289,646,757	$ 41,605,154	¥ 216,674,865
Denominator:
Number of shares used for Basic EPS computation	224,070,000	224,070,000	199,830,000
Basic EPS | (per share)	¥ 1.29	$ 0.19	¥ 1.08
Numerator:
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders	¥ 289,937,256	$ 41,646,882	¥ 217,201,601
Reallocation of net income as a result of conversion of Class B to Class A shares	100,976,636	14,504,386	85,490,464
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders for diluted EPS	¥ 390,913,892	$ 56,151,268	¥ 302,692,065
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	224,070,000	224,070,000	199,830,000
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	78,340,000	78,340,000	79,330,000
Adjustments for dilutive share options	870,000	870,000	1,720,000
Number of shares used for diluted EPS computation	303,280,000	303,280,000	280,880,000
Diluted EPS | (per share)	¥ 1.29	$ 0.19	¥ 1.08
Earnings per share – ADS:
Denominator used for earnings per ADS – basic	112.04	112.04	99.92
Denominator used for earnings per ADS – diluted	151.64	151.64	140.44
Earnings per ADS – basic | (per share)	¥ 2.59	$ 0.37	¥ 2.17
Earnings per ADS – diluted | (per share)	¥ 2.58	$ 0.37	¥ 2.16
Class B ordinary shares [Member]
Numerator:
Net income attributable to Cango Inc's shareholders	¥ 101,267,135	$ 14,546,114	¥ 86,017,200
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders	¥ 101,267,135	$ 14,546,114	¥ 86,017,200
Denominator:
Number of shares used for Basic EPS computation	78,340,000	78,340,000	79,330,000
Basic EPS | (per share)	¥ 1.29	$ 0.19	¥ 1.08
Numerator:
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders	¥ 100,976,636	$ 14,504,386	¥ 85,490,464
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders for diluted EPS	¥ 100,976,636	$ 14,504,386	¥ 85,490,464
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	78,340,000	78,340,000	79,330,000
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation	78,340,000	78,340,000	79,330,000
Diluted EPS | (per share)	¥ 1.29	$ 0.19	¥ 1.08
Ordinary Shares [Member]
Numerator:
Net income attributable to Cango Inc's shareholders | ¥				¥ 335,165,231
Less: Allocation of net income to participating securities | ¥				166,610,461
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders | ¥				¥ 168,554,770
Denominator:
Number of shares used for Basic EPS computation				124,970,000
Basic EPS | ¥ / shares				¥ 1.35
Numerator:
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders | ¥				¥ 168,554,770
Reallocation of net income attributable to participating securities | ¥				169,515,799
Reallocation of net income as a result of conversion of Series A-2 preferred shares to ordinary shares | ¥				2,939,242
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders for diluted EPS | ¥				¥ 341,009,811
Denominator: (millions of shares)
Number of shares used for Basic EPS computation				124,970,000
Conversion of Series A-2preferred shares to ordinary shares				2,180,000
Weighted average effect of dilutive securities:
Conversion of Series A-1,A-3 and B preferred shares to ordinary shares				125,680,000
Number of shares used for diluted EPS computation				252,830,000
Diluted EPS | ¥ / shares				¥ 1.35